Offerings	Aug. 07, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class B common stock, par value $0.001 per share
Amount Registered | shares	130,542,959
Proposed Maximum Offering Price per Unit	11.95
Maximum Aggregate Offering Price	$ 1,559,988,360.05
Fee Rate	0.01531%
Amount of Registration Fee	$ 238,834.22
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class B common stock of Paramount Skydance Corporation (the "Company"), par value $0.001 per share ("Class B Common Stock"), that may become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Class B Common Stock under (i) the Paramount Skydance Corporation 2025 Incentive Award Plan; (ii) the Paramount Global Amended and Restated Long-Term Incentive Plan (f/k/a ViacomCBS Inc. 2009 Long Term Incentive Plan; CBS Corporation 2009 Long Term Incentive Plan); the Viacom Inc. 2016 Long-Term Management Incentive Plan; the Paramount Global Amended and Restated Equity Plan for Outside Directors (f/k/a CBS Corporation 2015 Equity Plan for Outside Directors; CBS Corporation 2005 RSU Plan for Outside Directors; Viacom Inc. 2005 RSU Plan for Outside Directors); the Viacom Inc. 2011 RSU Plan for Outside Directors; the Viacom Inc. 2006 RSU Plan for Outside Directors (which plans were assumed by the Company in connection with the transactions consummated pursuant to that certain Transaction Agreement, dated as of July 7, 2024, by and among Paramount Global, Skydance Media, LLC, Paramount Skydance Corporation (f/k/a New Pluto Global, Inc.) and the other parties thereto (the "Transactions")); and (iii) the Paramount Global 401(k) Plan (f/k/a CBS Corporation 401(k) Plan); the Paramount Global Excess 401(k) Plan (f/k/a ViacomCBS Excess 401(k) Plan; CBS Corporation Excess 401(k) Plan); the Paramount Global Excess 401(k) Plan for Designated Senior Executives (f/k/a ViacomCBS Excess 401(k) Plan for Designated Senior Executives; CBS Corporation Excess 401(k) Plan for Designated Senior Executives); the Paramount Global Bonus Deferral Plan (f/k/a ViacomCBS Bonus Deferral Plan; CBS Corporation Bonus Deferral Plan); the Paramount Global Bonus Deferral Plan for Designated Senior Executives (f/k/a ViacomCBS Bonus Deferral Plan for Designated Senior Executives; CBS Corporation Bonus Deferral Plan for Designated Senior Executives); the Viacom Excess 401(k) Plan; the Viacom Excess 401(k) Plan for Designated Senior Executives; the Viacom Bonus Deferral Plan; and the Viacom Bonus Deferral Plan for Designated Senior Executives. (2) Represents shares of Class B Common Stock reserved for issuance under the Paramount Skydance Corporation 2025 Incentive Award Plan, which includes (A) 100,000,000 shares of Class B Common Stock initially reserved for issuance under the Paramount Skydance Corporation 2025 Incentive Award Plan and (B) 30,542,959 shares of Class B Common Stock of the Company that, as of the effective date of the Paramount Skydance Corporation 2025 Incentive Award Plan, remain available for issuance under the Paramount Global Amended and Restated Long-Term Incentive Plan. (11) Pursuant to Rule 457(f)(1) and 457(h) of the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price are estimated solely for the purpose of computing the amount of the registration fee as follows: with respect to (A) shares of Class B Common Stock issuable under the outstanding options being assumed pursuant to the Transactions in accordance with Rule 457(f)(1), (B) shares issuable upon settlement of outstanding restricted stock units being assumed pursuant to the Transactions in accordance with Rule 457(f)(1), and (C) shares issuable under the Paramount Skydance Corporation 2025 Incentive Award Plan, under the Securities Act of 1933, as amended, in accordance with Rule 457(c), in each case, on the basis of the average of the high and low prices of shares of Paramount Global's Class B common stock, par value $0.001, as reported on the Nasdaq Stock Market on August 5, 2025 of $11.95.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B common stock, par value $0.001 per share
Amount Registered | shares	2,053,166
Proposed Maximum Offering Price per Unit	11.95
Maximum Aggregate Offering Price	$ 24,535,333.70
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,756.36
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class B common stock of Paramount Skydance Corporation (the "Company"), par value $0.001 per share ("Class B Common Stock"), that may become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Class B Common Stock under (i) the Paramount Skydance Corporation 2025 Incentive Award Plan; (ii) the Paramount Global Amended and Restated Long-Term Incentive Plan (f/k/a ViacomCBS Inc. 2009 Long Term Incentive Plan; CBS Corporation 2009 Long Term Incentive Plan); the Viacom Inc. 2016 Long-Term Management Incentive Plan; the Paramount Global Amended and Restated Equity Plan for Outside Directors (f/k/a CBS Corporation 2015 Equity Plan for Outside Directors; CBS Corporation 2005 RSU Plan for Outside Directors; Viacom Inc. 2005 RSU Plan for Outside Directors); the Viacom Inc. 2011 RSU Plan for Outside Directors; the Viacom Inc. 2006 RSU Plan for Outside Directors (which plans were assumed by the Company in connection with the transactions consummated pursuant to that certain Transaction Agreement, dated as of July 7, 2024, by and among Paramount Global, Skydance Media, LLC, Paramount Skydance Corporation (f/k/a New Pluto Global, Inc.) and the other parties thereto (the "Transactions")); and (iii) the Paramount Global 401(k) Plan (f/k/a CBS Corporation 401(k) Plan); the Paramount Global Excess 401(k) Plan (f/k/a ViacomCBS Excess 401(k) Plan; CBS Corporation Excess 401(k) Plan); the Paramount Global Excess 401(k) Plan for Designated Senior Executives (f/k/a ViacomCBS Excess 401(k) Plan for Designated Senior Executives; CBS Corporation Excess 401(k) Plan for Designated Senior Executives); the Paramount Global Bonus Deferral Plan (f/k/a ViacomCBS Bonus Deferral Plan; CBS Corporation Bonus Deferral Plan); the Paramount Global Bonus Deferral Plan for Designated Senior Executives (f/k/a ViacomCBS Bonus Deferral Plan for Designated Senior Executives; CBS Corporation Bonus Deferral Plan for Designated Senior Executives); the Viacom Excess 401(k) Plan; the Viacom Excess 401(k) Plan for Designated Senior Executives; the Viacom Bonus Deferral Plan; and the Viacom Bonus Deferral Plan for Designated Senior Executives. (3) Represents shares of Class B Common Stock issuable upon the exercise of options outstanding under the Paramount Global Amended and Restated Long-Term Incentive Plan (f/k/a ViacomCBS Inc. 2009 Long Term Incentive Plan; CBS Corporation 2009 Long Term Incentive Plan) and the Viacom Inc. 2016 Long-Term Management Incentive Plan. (11) Pursuant to Rule 457(f)(1) and 457(h) of the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price are estimated solely for the purpose of computing the amount of the registration fee as follows: with respect to (A) shares of Class B Common Stock issuable under the outstanding options being assumed pursuant to the Transactions in accordance with Rule 457(f)(1), (B) shares issuable upon settlement of outstanding restricted stock units being assumed pursuant to the Transactions in accordance with Rule 457(f)(1), and (C) shares issuable under the Paramount Skydance Corporation 2025 Incentive Award Plan, under the Securities Act of 1933, as amended, in accordance with Rule 457(c), in each case, on the basis of the average of the high and low prices of shares of Paramount Global's Class B common stock, par value $0.001, as reported on the Nasdaq Stock Market on August 5, 2025 of $11.95.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B common stock, par value $0.001 per share
Amount Registered | shares	31,064,316
Proposed Maximum Offering Price per Unit	11.95
Maximum Aggregate Offering Price	$ 371,218,576.20
Fee Rate	0.01531%
Amount of Registration Fee	$ 56,833.56
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class B common stock of Paramount Skydance Corporation (the "Company"), par value $0.001 per share ("Class B Common Stock"), that may become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Class B Common Stock under (i) the Paramount Skydance Corporation 2025 Incentive Award Plan; (ii) the Paramount Global Amended and Restated Long-Term Incentive Plan (f/k/a ViacomCBS Inc. 2009 Long Term Incentive Plan; CBS Corporation 2009 Long Term Incentive Plan); the Viacom Inc. 2016 Long-Term Management Incentive Plan; the Paramount Global Amended and Restated Equity Plan for Outside Directors (f/k/a CBS Corporation 2015 Equity Plan for Outside Directors; CBS Corporation 2005 RSU Plan for Outside Directors; Viacom Inc. 2005 RSU Plan for Outside Directors); the Viacom Inc. 2011 RSU Plan for Outside Directors; the Viacom Inc. 2006 RSU Plan for Outside Directors (which plans were assumed by the Company in connection with the transactions consummated pursuant to that certain Transaction Agreement, dated as of July 7, 2024, by and among Paramount Global, Skydance Media, LLC, Paramount Skydance Corporation (f/k/a New Pluto Global, Inc.) and the other parties thereto (the "Transactions")); and (iii) the Paramount Global 401(k) Plan (f/k/a CBS Corporation 401(k) Plan); the Paramount Global Excess 401(k) Plan (f/k/a ViacomCBS Excess 401(k) Plan; CBS Corporation Excess 401(k) Plan); the Paramount Global Excess 401(k) Plan for Designated Senior Executives (f/k/a ViacomCBS Excess 401(k) Plan for Designated Senior Executives; CBS Corporation Excess 401(k) Plan for Designated Senior Executives); the Paramount Global Bonus Deferral Plan (f/k/a ViacomCBS Bonus Deferral Plan; CBS Corporation Bonus Deferral Plan); the Paramount Global Bonus Deferral Plan for Designated Senior Executives (f/k/a ViacomCBS Bonus Deferral Plan for Designated Senior Executives; CBS Corporation Bonus Deferral Plan for Designated Senior Executives); the Viacom Excess 401(k) Plan; the Viacom Excess 401(k) Plan for Designated Senior Executives; the Viacom Bonus Deferral Plan; and the Viacom Bonus Deferral Plan for Designated Senior Executives. (4) Represents shares of Class B Common Stock issuable upon the settlement of restricted stock unit awards outstanding under the Paramount Global Amended and Restated Long-Term Incentive Plan (f/k/a ViacomCBS Inc. 2009 Long Term Incentive Plan; CBS Corporation 2009 Long Term Incentive Plan), the Paramount Global Amended and Restated Equity Plan for Outside Directors (f/k/a CBS Corporation 2015 Equity Plan for Outside Directors; CBS Corporation 2005 RSU Plan for Outside Directors; Viacom Inc. 2005 RSU Plan for Outside Directors), the Viacom Inc. 2011 RSU Plan for Outside Directors and the Viacom Inc. 2006 RSU Plan for Outside Directors. (11) Pursuant to Rule 457(f)(1) and 457(h) of the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price are estimated solely for the purpose of computing the amount of the registration fee as follows: with respect to (A) shares of Class B Common Stock issuable under the outstanding options being assumed pursuant to the Transactions in accordance with Rule 457(f)(1), (B) shares issuable upon settlement of outstanding restricted stock units being assumed pursuant to the Transactions in accordance with Rule 457(f)(1), and (C) shares issuable under the Paramount Skydance Corporation 2025 Incentive Award Plan, under the Securities Act of 1933, as amended, in accordance with Rule 457(c), in each case, on the basis of the average of the high and low prices of shares of Paramount Global's Class B common stock, par value $0.001, as reported on the Nasdaq Stock Market on August 5, 2025 of $11.95.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B common stock, par value $0.001 per share
Amount Registered | shares	237,447
Proposed Maximum Offering Price per Unit	11.95
Maximum Aggregate Offering Price	$ 2,837,491.65
Fee Rate	0.01531%
Amount of Registration Fee	$ 434.42
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class B common stock of Paramount Skydance Corporation (the "Company"), par value $0.001 per share ("Class B Common Stock"), that may become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Class B Common Stock under (i) the Paramount Skydance Corporation 2025 Incentive Award Plan; (ii) the Paramount Global Amended and Restated Long-Term Incentive Plan (f/k/a ViacomCBS Inc. 2009 Long Term Incentive Plan; CBS Corporation 2009 Long Term Incentive Plan); the Viacom Inc. 2016 Long-Term Management Incentive Plan; the Paramount Global Amended and Restated Equity Plan for Outside Directors (f/k/a CBS Corporation 2015 Equity Plan for Outside Directors; CBS Corporation 2005 RSU Plan for Outside Directors; Viacom Inc. 2005 RSU Plan for Outside Directors); the Viacom Inc. 2011 RSU Plan for Outside Directors; the Viacom Inc. 2006 RSU Plan for Outside Directors (which plans were assumed by the Company in connection with the transactions consummated pursuant to that certain Transaction Agreement, dated as of July 7, 2024, by and among Paramount Global, Skydance Media, LLC, Paramount Skydance Corporation (f/k/a New Pluto Global, Inc.) and the other parties thereto (the "Transactions")); and (iii) the Paramount Global 401(k) Plan (f/k/a CBS Corporation 401(k) Plan); the Paramount Global Excess 401(k) Plan (f/k/a ViacomCBS Excess 401(k) Plan; CBS Corporation Excess 401(k) Plan); the Paramount Global Excess 401(k) Plan for Designated Senior Executives (f/k/a ViacomCBS Excess 401(k) Plan for Designated Senior Executives; CBS Corporation Excess 401(k) Plan for Designated Senior Executives); the Paramount Global Bonus Deferral Plan (f/k/a ViacomCBS Bonus Deferral Plan; CBS Corporation Bonus Deferral Plan); the Paramount Global Bonus Deferral Plan for Designated Senior Executives (f/k/a ViacomCBS Bonus Deferral Plan for Designated Senior Executives; CBS Corporation Bonus Deferral Plan for Designated Senior Executives); the Viacom Excess 401(k) Plan; the Viacom Excess 401(k) Plan for Designated Senior Executives; the Viacom Bonus Deferral Plan; and the Viacom Bonus Deferral Plan for Designated Senior Executives. (5) Represents 237,447 shares of Class B Common Stock that may become issuable under the Paramount Global Amended and Restated Equity Plan for Outside Directors (f/k/a CBS Corporation 2015 Equity Plan for Outside Directors; CBS Corporation 2005 RSU Plan for Outside Directors; Viacom Inc. 2005 RSU Plan for Outside Directors) pursuant to dividend equivalents payable in respect of outstanding restricted stock unit awards.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B common stock, par value $0.001 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	11.95
Maximum Aggregate Offering Price	$ 59,750,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 9,147.73
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class B common stock of Paramount Skydance Corporation (the "Company"), par value $0.001 per share ("Class B Common Stock"), that may become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Class B Common Stock under (i) the Paramount Skydance Corporation 2025 Incentive Award Plan; (ii) the Paramount Global Amended and Restated Long-Term Incentive Plan (f/k/a ViacomCBS Inc. 2009 Long Term Incentive Plan; CBS Corporation 2009 Long Term Incentive Plan); the Viacom Inc. 2016 Long-Term Management Incentive Plan; the Paramount Global Amended and Restated Equity Plan for Outside Directors (f/k/a CBS Corporation 2015 Equity Plan for Outside Directors; CBS Corporation 2005 RSU Plan for Outside Directors; Viacom Inc. 2005 RSU Plan for Outside Directors); the Viacom Inc. 2011 RSU Plan for Outside Directors; the Viacom Inc. 2006 RSU Plan for Outside Directors (which plans were assumed by the Company in connection with the transactions consummated pursuant to that certain Transaction Agreement, dated as of July 7, 2024, by and among Paramount Global, Skydance Media, LLC, Paramount Skydance Corporation (f/k/a New Pluto Global, Inc.) and the other parties thereto (the "Transactions")); and (iii) the Paramount Global 401(k) Plan (f/k/a CBS Corporation 401(k) Plan); the Paramount Global Excess 401(k) Plan (f/k/a ViacomCBS Excess 401(k) Plan; CBS Corporation Excess 401(k) Plan); the Paramount Global Excess 401(k) Plan for Designated Senior Executives (f/k/a ViacomCBS Excess 401(k) Plan for Designated Senior Executives; CBS Corporation Excess 401(k) Plan for Designated Senior Executives); the Paramount Global Bonus Deferral Plan (f/k/a ViacomCBS Bonus Deferral Plan; CBS Corporation Bonus Deferral Plan); the Paramount Global Bonus Deferral Plan for Designated Senior Executives (f/k/a ViacomCBS Bonus Deferral Plan for Designated Senior Executives; CBS Corporation Bonus Deferral Plan for Designated Senior Executives); the Viacom Excess 401(k) Plan; the Viacom Excess 401(k) Plan for Designated Senior Executives; the Viacom Bonus Deferral Plan; and the Viacom Bonus Deferral Plan for Designated Senior Executives. (6) Represents shares of Class B Common Stock issuable under the Paramount Global 401(k) Plan (f/k/a CBS Corporation 401(k) Plan) (as amended and restated, the "Paramount Global 401(k) Plan"). Pursuant to Rule 416(c) under the Securities Act, this Registration Statement also covers an indeterminate amount of interests to be offered or sold pursuant to the Paramount Global 401(k) Plan. (10) These Deferred Compensation Obligations represent unsecured obligations of the Company to pay deferred compensation in the future in accordance with the provisions of the Viacom Bonus Deferral Plan and the Viacom Bonus Deferral Plan for Designated Senior Executives (as each is amended and restated, together, the "Viacom Bonus Deferral Plan"). The amount to be registered represents the dollar amount of the Deferred Compensation Obligations registered with respect to the Viacom Bonus Deferral Plan.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Deferred Compensation Obligations
Amount Registered | shares	211,700,300
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 211,700,300.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 32,411.32
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class B common stock of Paramount Skydance Corporation (the "Company"), par value $0.001 per share ("Class B Common Stock"), that may become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Class B Common Stock under (i) the Paramount Skydance Corporation 2025 Incentive Award Plan; (ii) the Paramount Global Amended and Restated Long-Term Incentive Plan (f/k/a ViacomCBS Inc. 2009 Long Term Incentive Plan; CBS Corporation 2009 Long Term Incentive Plan); the Viacom Inc. 2016 Long-Term Management Incentive Plan; the Paramount Global Amended and Restated Equity Plan for Outside Directors (f/k/a CBS Corporation 2015 Equity Plan for Outside Directors; CBS Corporation 2005 RSU Plan for Outside Directors; Viacom Inc. 2005 RSU Plan for Outside Directors); the Viacom Inc. 2011 RSU Plan for Outside Directors; the Viacom Inc. 2006 RSU Plan for Outside Directors (which plans were assumed by the Company in connection with the transactions consummated pursuant to that certain Transaction Agreement, dated as of July 7, 2024, by and among Paramount Global, Skydance Media, LLC, Paramount Skydance Corporation (f/k/a New Pluto Global, Inc.) and the other parties thereto (the "Transactions")); and (iii) the Paramount Global 401(k) Plan (f/k/a CBS Corporation 401(k) Plan); the Paramount Global Excess 401(k) Plan (f/k/a ViacomCBS Excess 401(k) Plan; CBS Corporation Excess 401(k) Plan); the Paramount Global Excess 401(k) Plan for Designated Senior Executives (f/k/a ViacomCBS Excess 401(k) Plan for Designated Senior Executives; CBS Corporation Excess 401(k) Plan for Designated Senior Executives); the Paramount Global Bonus Deferral Plan (f/k/a ViacomCBS Bonus Deferral Plan; CBS Corporation Bonus Deferral Plan); the Paramount Global Bonus Deferral Plan for Designated Senior Executives (f/k/a ViacomCBS Bonus Deferral Plan for Designated Senior Executives; CBS Corporation Bonus Deferral Plan for Designated Senior Executives); the Viacom Excess 401(k) Plan; the Viacom Excess 401(k) Plan for Designated Senior Executives; the Viacom Bonus Deferral Plan; and the Viacom Bonus Deferral Plan for Designated Senior Executives. (7) These Deferred Compensation Obligations represent unsecured obligations of the Company to pay deferred compensation in the future in accordance with the terms of the Paramount Global Excess 401(k) Plan (f/k/a ViacomCBS Excess 401(k) Plan; CBS Corporation Excess 401(k) Plan) and the Paramount Global Excess 401(k) Plan for Designated Senior Executives (f/k/a ViacomCBS Excess 401(k) Plan for Designated Senior Executives; CBS Corporation Excess 401(k) Plan for Designated Senior Executives) (as each is amended and restated, together, the "Paramount Global Excess 401(k) Plan"). The amount to be registered represents the dollar amount of the Deferred Compensation Obligations registered with respect to the Paramount Global Excess 401(k) Plan.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Deferred Compensation Obligations
Amount Registered | shares	114,525,285
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 114,525,285.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 17,533.82
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class B common stock of Paramount Skydance Corporation (the "Company"), par value $0.001 per share ("Class B Common Stock"), that may become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Class B Common Stock under (i) the Paramount Skydance Corporation 2025 Incentive Award Plan; (ii) the Paramount Global Amended and Restated Long-Term Incentive Plan (f/k/a ViacomCBS Inc. 2009 Long Term Incentive Plan; CBS Corporation 2009 Long Term Incentive Plan); the Viacom Inc. 2016 Long-Term Management Incentive Plan; the Paramount Global Amended and Restated Equity Plan for Outside Directors (f/k/a CBS Corporation 2015 Equity Plan for Outside Directors; CBS Corporation 2005 RSU Plan for Outside Directors; Viacom Inc. 2005 RSU Plan for Outside Directors); the Viacom Inc. 2011 RSU Plan for Outside Directors; the Viacom Inc. 2006 RSU Plan for Outside Directors (which plans were assumed by the Company in connection with the transactions consummated pursuant to that certain Transaction Agreement, dated as of July 7, 2024, by and among Paramount Global, Skydance Media, LLC, Paramount Skydance Corporation (f/k/a New Pluto Global, Inc.) and the other parties thereto (the "Transactions")); and (iii) the Paramount Global 401(k) Plan (f/k/a CBS Corporation 401(k) Plan); the Paramount Global Excess 401(k) Plan (f/k/a ViacomCBS Excess 401(k) Plan; CBS Corporation Excess 401(k) Plan); the Paramount Global Excess 401(k) Plan for Designated Senior Executives (f/k/a ViacomCBS Excess 401(k) Plan for Designated Senior Executives; CBS Corporation Excess 401(k) Plan for Designated Senior Executives); the Paramount Global Bonus Deferral Plan (f/k/a ViacomCBS Bonus Deferral Plan; CBS Corporation Bonus Deferral Plan); the Paramount Global Bonus Deferral Plan for Designated Senior Executives (f/k/a ViacomCBS Bonus Deferral Plan for Designated Senior Executives; CBS Corporation Bonus Deferral Plan for Designated Senior Executives); the Viacom Excess 401(k) Plan; the Viacom Excess 401(k) Plan for Designated Senior Executives; the Viacom Bonus Deferral Plan; and the Viacom Bonus Deferral Plan for Designated Senior Executives. (8) These Deferred Compensation Obligations represent unsecured obligations of the Company to pay deferred compensation in the future in accordance with the provisions of the Paramount Global Bonus Deferral Plan (f/k/a ViacomCBS Bonus Deferral Plan; CBS Corporation Bonus Deferral Plan) and the Paramount Global Bonus Deferral Plan for Designated Senior Executives (f/k/a ViacomCBS Bonus Deferral Plan for Designated Senior Executives; CBS Corporation Bonus Deferral Plan for Designated Senior Executives) (as each is amended and restated, together, the "Paramount Global Bonus Deferral Plan"). The amount to be registered represents the dollar amount of the Deferred Compensation Obligations registered with respect to the Paramount Global Bonus Deferral Plan.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Deferred Compensation Obligations
Amount Registered | shares	46,127,395
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 46,127,395.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,062.10
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class B common stock of Paramount Skydance Corporation (the "Company"), par value $0.001 per share ("Class B Common Stock"), that may become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Class B Common Stock under (i) the Paramount Skydance Corporation 2025 Incentive Award Plan; (ii) the Paramount Global Amended and Restated Long-Term Incentive Plan (f/k/a ViacomCBS Inc. 2009 Long Term Incentive Plan; CBS Corporation 2009 Long Term Incentive Plan); the Viacom Inc. 2016 Long-Term Management Incentive Plan; the Paramount Global Amended and Restated Equity Plan for Outside Directors (f/k/a CBS Corporation 2015 Equity Plan for Outside Directors; CBS Corporation 2005 RSU Plan for Outside Directors; Viacom Inc. 2005 RSU Plan for Outside Directors); the Viacom Inc. 2011 RSU Plan for Outside Directors; the Viacom Inc. 2006 RSU Plan for Outside Directors (which plans were assumed by the Company in connection with the transactions consummated pursuant to that certain Transaction Agreement, dated as of July 7, 2024, by and among Paramount Global, Skydance Media, LLC, Paramount Skydance Corporation (f/k/a New Pluto Global, Inc.) and the other parties thereto (the "Transactions")); and (iii) the Paramount Global 401(k) Plan (f/k/a CBS Corporation 401(k) Plan); the Paramount Global Excess 401(k) Plan (f/k/a ViacomCBS Excess 401(k) Plan; CBS Corporation Excess 401(k) Plan); the Paramount Global Excess 401(k) Plan for Designated Senior Executives (f/k/a ViacomCBS Excess 401(k) Plan for Designated Senior Executives; CBS Corporation Excess 401(k) Plan for Designated Senior Executives); the Paramount Global Bonus Deferral Plan (f/k/a ViacomCBS Bonus Deferral Plan; CBS Corporation Bonus Deferral Plan); the Paramount Global Bonus Deferral Plan for Designated Senior Executives (f/k/a ViacomCBS Bonus Deferral Plan for Designated Senior Executives; CBS Corporation Bonus Deferral Plan for Designated Senior Executives); the Viacom Excess 401(k) Plan; the Viacom Excess 401(k) Plan for Designated Senior Executives; the Viacom Bonus Deferral Plan; and the Viacom Bonus Deferral Plan for Designated Senior Executives. (9) These Deferred Compensation Obligations represent unsecured obligations of the Company to pay deferred compensation in the future in accordance with the provisions of the Viacom Excess 401(k) Plan and the Viacom Excess 401(k) Plan for Designated Senior Executives (as each is amended and restated, together, the "Viacom Excess 401(k) Plan"). The amount to be registered represents the dollar amount of the Deferred Compensation Obligations registered with respect to the Viacom Excess 401(k) Plan.
Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Deferred Compensation Obligations
Amount Registered | shares	17,296,748
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 17,296,748.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,648.13
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class B common stock of Paramount Skydance Corporation (the "Company"), par value $0.001 per share ("Class B Common Stock"), that may become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Class B Common Stock under (i) the Paramount Skydance Corporation 2025 Incentive Award Plan; (ii) the Paramount Global Amended and Restated Long-Term Incentive Plan (f/k/a ViacomCBS Inc. 2009 Long Term Incentive Plan; CBS Corporation 2009 Long Term Incentive Plan); the Viacom Inc. 2016 Long-Term Management Incentive Plan; the Paramount Global Amended and Restated Equity Plan for Outside Directors (f/k/a CBS Corporation 2015 Equity Plan for Outside Directors; CBS Corporation 2005 RSU Plan for Outside Directors; Viacom Inc. 2005 RSU Plan for Outside Directors); the Viacom Inc. 2011 RSU Plan for Outside Directors; the Viacom Inc. 2006 RSU Plan for Outside Directors (which plans were assumed by the Company in connection with the transactions consummated pursuant to that certain Transaction Agreement, dated as of July 7, 2024, by and among Paramount Global, Skydance Media, LLC, Paramount Skydance Corporation (f/k/a New Pluto Global, Inc.) and the other parties thereto (the "Transactions")); and (iii) the Paramount Global 401(k) Plan (f/k/a CBS Corporation 401(k) Plan); the Paramount Global Excess 401(k) Plan (f/k/a ViacomCBS Excess 401(k) Plan; CBS Corporation Excess 401(k) Plan); the Paramount Global Excess 401(k) Plan for Designated Senior Executives (f/k/a ViacomCBS Excess 401(k) Plan for Designated Senior Executives; CBS Corporation Excess 401(k) Plan for Designated Senior Executives); the Paramount Global Bonus Deferral Plan (f/k/a ViacomCBS Bonus Deferral Plan; CBS Corporation Bonus Deferral Plan); the Paramount Global Bonus Deferral Plan for Designated Senior Executives (f/k/a ViacomCBS Bonus Deferral Plan for Designated Senior Executives; CBS Corporation Bonus Deferral Plan for Designated Senior Executives); the Viacom Excess 401(k) Plan; the Viacom Excess 401(k) Plan for Designated Senior Executives; the Viacom Bonus Deferral Plan; and the Viacom Bonus Deferral Plan for Designated Senior Executives. (10) These Deferred Compensation Obligations represent unsecured obligations of the Company to pay deferred compensation in the future in accordance with the provisions of the Viacom Bonus Deferral Plan and the Viacom Bonus Deferral Plan for Designated Senior Executives (as each is amended and restated, together, the "Viacom Bonus Deferral Plan"). The amount to be registered represents the dollar amount of the Deferred Compensation Obligations registered with respect to the Viacom Bonus Deferral Plan.